Schedule of Segment Information (Details) - USD ($)	3 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Total	$ 9,605,264		$ 16,408,291		$ 58,351,650	$ 16,783,914
Interest expense	(1,058,408)		(2,345,196)		(6,423,039)	(698,973)
Loss on conversion of senior convertible note					(5,999,662)
Change in fair value of derivative liability	274,864				(10,882,241)
Change in fair value of warrant liability	2,450,556		11,808,600		31,468,270	(1,549,924)
Other non-operating income (loss), net	46,450		(1,411,185)		(584,466)	(460,328)
Income tax benefit (expense)					(5,674,442)	(3,811,536)
Depreciation and amortization	(22,413)		(46,736)		(154,464)	(111,380)
Asset impairment charges					(46,498,689)
Stock-based Compensation	921,991		882,372		5,165,653	4,129,726
Net loss	(4,168,591)		(552,381)		(102,232,090)	(26,372,734)
Right of use asset amortization	(18,443)		(111,616)		(506,742)	(162,545)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total	9,605,264		16,408,291		58,351,650	16,783,914
Total Adjusted EBITDA	(3,222,439)		(4,316,877)		(25,401,963)	(14,671,095)
Interest expense	(1,058,408)		(2,345,196)		(6,423,039)	(698,973)
Loss on conversion of senior convertible note					(5,999,662)
Loss on extinguishment of senior convertible note					(28,478,804)
Change in fair value of derivative liability	274,864				(10,882,241)
Change in fair value of warrant liability	2,450,556		11,808,600		31,468,270	(1,549,924)
Change in fair value of contingent consideration	179,468				2,355,308	(1,748,607)
Other non-operating income (loss), net	46,450		(1,411,185)		(584,466)	(460,328)
Income tax benefit (expense)					5,674,442	3,811,536
Depreciation and amortization	(1,862,718)		(3,230,736)		(12,026,581)	(3,416,252)
Asset impairment charges					(46,498,689)
Stock-based Compensation	(921,991)		(882,372)		(5,165,653)	(4,129,726)
Cost of acquisition	(35,930)		(62,999)		(269,012)	(3,509,365)
Net loss	(4,168,591)		(552,381)		(102,232,090)	(26,372,734)
Right of use asset amortization	(18,443)		(111,616)
Operating Segments [Member] | iGaming Segment [Member]
Segment Reporting Information [Line Items]
Total	8,595,346		14,662,588		53,104,795	16,231,028
Total Adjusted EBITDA	(461,195)		(944,227)		(7,526,205)	(6,740,890)
Operating Segments [Member] | EEG Games Segment [Member]
Segment Reporting Information [Line Items]
Total	1,009,918		1,745,703		5,246,855	552,886
Total Adjusted EBITDA	(546,796)		(876,508)		(4,915,549)	(454,467)
Operating Segments [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	$ (2,214,448)	[1]	$ (2,496,142)	[1]	$ (12,960,209)	$ (7,475,738)

[1]	Other comprises of corporate and overhead costs.